Related Party Balance and Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Balances and Transactions
Schedule of related party transactions

(i) Provision of service

For the years ended December 31, 2017, 2018 and 2019, service income was primarily generated from property management and miscellaneous research and development services the Group provided to its related parties.

	For the Year Ended December 31,
	2017	2018	2019
Nanjing Weibang Transmission Technology Co., Ltd.	—	—	2,417
Shanghai Weishang Business Consulting Co., Ltd.	—	905	1,806
Shanghai NIO Hongling Investment Management Co., Ltd.	—	2,707	—
Hubei Changjiang Nextev New Energy Investment Management Co., Ltd.	11,121	—	—
Beijing CHJ Information Technology Co., Ltd.	4,588	—	—
Hubei Changjiang Nextev New Energy Industry Development Capital Partnership (Limited Partnership)	4,015	—	—
Jiangsu Xindian Automotive Co., Ltd.	1,785	—	—
	21,509	3,612	4,223

(ii) Acceptance of service

	For the Year Ended December 31,
	2017	2018	2019
Beijing Xinyi Hudong Guanggao Co., Ltd.	8,021	28,245	37,935
Beijing Chehui Hudong Guanggao Co., Ltd.	544	6,915	29,599
Beijing Yiche Interactive Advertising Co., Ltd. Shanghai Branch	—	—	6,132
Beijing Bit Ep Information Technology Co., Ltd.	—	—	3,627
Bite Shijie (Beijing) Keji Co., Ltd.	6,987	2,865	1,664
Beijing Yiche Information Science and Technology Co., Ltd.	—	32	466
Tianjin Boyou Information Technology Co., Ltd.	—	—	264
Shanghai Yiju Information Technology Co., Ltd.	—	—	76
	15,552	38,057	79,763

(iii) Loan to related party

	For the Year Ended December 31,
	2017	2018	2019
NIO Capital	—	66,166	—
Ningbo Meishan Bonded Port Area Weilan Investment Co., Ltd.	50,000	—	—
	50,000	66,166	—

In 2017, the Company granted interest-free loans to Ningbo Meishan Bonded Port Area Weilan Investment Co., Ltd. As of December 31, 2019, the loans remain outstanding.

On January 12, 2018, the Group granted two interest free loans to NIO Capital, with principal amount of US$5,000 each. The loans mature in six months. One of the loan has been received by the Group and the other has been converted into the investment in ordinary shares of a subsidiary of NIO Capital, which was further disposed in 2019.

(iv) Cost of manufacturing consignment

	For the Year Ended December 31,
	2017	2018	2019
Suzhou Zenlead XPT New Energy Technologies Co., Ltd.	18,324	132,152	132,511

(v) Purchase of property and equipment

	For the Year Ended December 31,
	2017	2018	2019
Nanjing Weibang Transmission Technology Co., Ltd.	—	—	34,220
Kunshan Siwopu Intelligent Equipment Co., Ltd.	—	11,107	7,982
Bite Shijie (Beijing) Keji Co., Ltd.	2,960	—	—
	2,960	11,107	42,202

(vi) Interest payable on behalf of related party

	For the Year Ended December 31,
	2017	2018	2019
Baidu Capital L.P.	21,671	8,065	—

(vii) Acceptance of R&D and maintenance service

	For the Year Ended December 31,
	2017	2018	2019
Kunshan Siwopu Intelligent Equipment Co., Ltd.	—	2,436	341
Suzhou Zenlead XPT New Energy Technologies Co., Ltd.	—	14,776	—
	—	17,212	341

(viii) Payment on behalf of related party

	For the Year Ended December 31,
	2017	2018	2019
Nanjing Weibang Transmission Technology Co., Ltd.	—	2,790	—

(ix) Loan from related party

	For the Year Ended December 31,
	2017	2018	2019
Beijing Changxing Information Technology Co., Ltd.	—	—	25,799

In 2019, the Company signed a loan agreement with Beijing Changxing Information Technology Co., Ltd. for a loan of RMB25,799 at an interest rate of 15%. As of December 31, 2019, the loan remains outstanding.

(x) Sale of raw material, property and equipment

	For the Year Ended December 31,
	2017	2018	2019
Wistron Info Comm (Kunshan) Co., Ltd.	—	—	725

(xi) Convertible notes issued to related parties (Note 12)

	For the Year Ended December 31,
	2017	2018	2019
Huang River Investment Limited	—	—	920,914
Serene View Investment Limited	—	—	614,926
	—	—	1,535,840

Schedule of due from related parties

(i) Amounts due from related parties

	December 31,	December 31,
	2018	2019
Ningbo Meishan Bonded Port Area Weilan Investment Co., Ltd.	50,000	50,000
Nanjing Weibang Transmission Technology Co., Ltd.	2,790	674
Wistron Info Comm (Kunshan) Co., Ltd.	—	109
NIO Capital	34,316	—
Kunshan Siwopu Intelligent Equipment Co., Ltd.	7,970	—
Shanghai NIO Hongling Investment Management Co., Ltd.	960	—
Total	96,036	50,783

Schedule of due to related parties

(ii) Amounts due to related parties

	December 31,	December 31,
	2018	2019
Suzhou Zenlead XPT New Energy Technologies Co., Ltd.	210,868	180,687
Beijing Xinyi Hudong Guanggao Co., Ltd.	3,530	36,714
Nanjing Weibang Transmission Technology Co., Ltd.	—	33,018
Beijing Changxing Information Technology Co., Ltd.	—	25,799
Beijing Chehui Hudong Guanggao Co., Ltd.	4,085	25,170
Beijing Yiche Interactive Advertising Co., Ltd. Shanghai Branch	—	3,500
Beijing Bit Ep Information Technology Co., Ltd.	—	2,598
Bite Shijie (Beijing) Keji Co., Ltd.	339	1,549
Kunshan Siwopu Intelligent Equipment Co., Ltd.	761	379
Beijing Yiche Information Technology Cp., Ltd.	—	205
Shanghai Yiju Information Technology Co., Ltd.	—	80
Tianjin Boyou Information Technology Co., Ltd.	—	30
Total	219,583	309,729

(iii) Short-term borrowings

	December 31, 2018	December 31, 2019
Huang River Investment Limited	—	354,840
Serene View Investment Limited	—	350,255
Total	—	705,095

(iv) Long-term borrowings

	December 31,	December 31,
	2018	2019
Huang River Investment Limited	—	560,325
Serene View Investment Limited	—	258,213
Total	—	818,538